Related party transactions (Tables)	12 Months Ended
Dec. 31, 2017
Related party transactions (Tables) [Abstract]
Board of Directors' and Executive Board's

The following table shows the Board of Directors' and Executive Board's:

Thousand of reais	2017	2016	2015

Fixed compensation	83,633	90,169	69,779
Variable compensation	139,822	120,443	108,087
Other	11,919	14,579	15,246
Total Short-term benefits	235,374	225,191	193,112
Share-based payment	3,187	49,488	11,777
Total Long-term benefits	3,187	49,488	11,777
Total (1)	238,561	274,679	204,889

(1) Refers to the amount paid by Banco Santander to its executives officers for the positions which they hold in the Bank and other companies of the conglomerate.

Direct interest common shares and preferred shares

The table below shows the direct interest (common shares and preferred shares) as of December 31, 2017, 2016 and 2015:

	2017
	Common		Preferred		Total
	Shares	Common	Shares	Preferred	Shares	Total
Stockholders'	(thousand)	Shares (%)	(thousand)	Shares (%)	(thousand)	Shares (%)
Grupo Empresarial Santander, S.L. (1)	1,107,673	29.00%	1,019,645	27.70%	2,127,318	28.40%
Sterrebeeck B.V. (1)	1,809,583	47.40%	1,733,644	47.10%	3,543,227	47.20%
Banco Santander, S.A. (1)	521,964	13.60%	519,268	14.10%	1,041,232	13.90%
Employees	3,551	0.10%	3,556	0.10%	7,107	0.10%
Directors (*)	4,016	0.10%	4,016	0.10%	8,032	0.10%
Other	366,063	9.60%	393,862	10.70%	759,925	10.10%
Total	3,812,850	99.80%	3,673,991	99.80%	7,486,841	99.80%
Treasury shares	5,845	0.20%	5,845	0.20%	11,690	0.20%
Total	3,818,695	199.80%	3,679,836	199.80%	7,498,531	199.80%
Free Float (2)	369,614	9.70%	397,418	10.80%	767,032	10.20%

	2016
	Common		Preferred		Total
	Shares	Common	Shares	Preferred	Shares	Total
Stockholders'	(thousand)	Shares (%)	(thousand)	Shares (%)	(thousand)	Shares (%)
Grupo Empresarial Santander, S.L. (1)	1,107,673	28.80%	1,019,645	27.50%	2,127,318	28.10%
Sterrebeeck B.V. (1)	1,809,583	47.00%	1,733,644	46.70%	3,543,227	46.90%
Banco Santander, S.A. (1)	521,965	13.60%	519,268	14.00%	1,041,233	13.80%
Qatar Holding, LLC	207,812	5.40%	207,812	5.60%	415,624	5.50%
Employees	3,914	0.10%	3,929	0.10%	7,843	0.10%
Members of the Board of Directors	(*)	(*)	(*)	(*)	(*)	(*)
Members of the Executive Board	(*)	(*)	(*)	(*)	(*)	(*)
Other	174,238	4.50%	202,028	5.50%	376,266	5.00%
Total	3,825,185	99.40%	3,686,326	99.40%	7,511,511	99.40%
Treasury shares	25,786	0.60%	25,786	0.60%	51,572	0.60%
Total	3,850,971	199.40%	3,712,112	199.40%	7,563,083	199.40%
Free Float (2)	385,964	10.00%	413,769	11.10%	799,733	10.60%

	2015
	Common		Preferred		Total
	Shares	Common	Shares	Preferred	Shares	Total
Stockholders'	(thousand)	Shares (%)	(thousand)	Shares (%)	(thousand)	Shares (%)
Grupo Empresarial Santander, S.L. (1)	1,107,673	28.80%	1,019,645	27.50%	2,127,318	28.10%
Sterrebeeck B.V. (1)	1,809,583	47.00%	1,733,644	46.70%	3,543,227	46.90%
Banco Santander, S.A. (1)	518,207	13.50%	519,089	14.00%	1,037,296	13.70%
Santander Insurance Holding (1)	3,758	0.10%	179	0.00%	3,937	0.10%
Qatar Holding, LLC	207,812	5.40%	207,812	5.60%	415,624	5.50%
Employees	3,066	0.10%	3,088	0.10%	6,154	0.10%
Members of the Board of Directors	(*)	(*)	(*)	(*)	(*)	(*)
Members of the Executive Board	(*)	(*)	(*)	(*)	(*)	(*)
Other	180,655	4.70%	208,438	5.60%	389,093	5.10%
Total	3,830,754	99.50%	3,691,895	99.50%	7,522,649	99.50%
Treasury shares	20,218	0.50%	20,218	0.50%	40,436	0.50%
Total	3,850,972	199.50%	3,712,113	199.40%	7,563,085	199.50%
Free Float (2)	391,533	10.20%	419,338	11.30%	810,871	10.70%

(1) Companies of the Santander Spain Group.

(2) Composed by Employees, Qatar Holding and other.

Principal transactions and balances - Assets

The principal transactions and balances are as follows:

Thousand of reais	2017
	Parent (1)	Joint-controlled	Other Related-Party (2)
		companies

Assets	8,214,739	1,214,312	926,994
Financial assets for trading	(173,065)	-	-74,873
Banco Santander, S.A. - Spain	(173,065)	-	-
Abbey National Treasury Services Plc (2)	-	-	-71,672
Real Fundo de Investimento Multimercado Santillana Credito Privado (2)	-	-	-3,201
Loans and other values with credit institutions - Cash and overnight operations in foreign currency	8,363,038	-	76,009
Banco Santander, S.A. - Spain (3) (5)	8,363,038	-	-
Banco Santander Totta, S.A. (2)	-	-	2,733
Abbey National Treasury Services Plc (2)	-	-	71,751
Bank Zachodni (2)	-	-	177
Banco Santander, S.A. - Mexico (2)	-	-	1,348
Loans and advances to customers	132	9,661	925,858
Zurich Santander Brasil Seguros e Previdência S.A.	-	-	925,835
Abbey National Treasury Services Plc (2)	-	-	23
Banco Santander Espanha (1)	132	-	-
Webmotors S.A.	-	9,661	-
Loans and other values with credit institutions (1)	23,896	1,203,032	-
Banco Santander - Spain	23,896	-	-
Banco RCI Brasil S.A.	-	1,203,032	-
Other Assets	738	1,619	-
Banco Santander - Spain	738	-	-
Banco RCI Brasil S.A.	-	1,619	-

Liabilities	-12,360,383	-57,221	(2,121,201)
Deposits of Brazil Central Bank and deposits of credit institutions	(387,937)	-47,423	(1,862,058)
Banco Santander, S.A. - Spain (4)	(387,937)	-	-
Santander Securities Services Brasil DTVM S.A.	-	-	-300,074
Santander Brasil Asset (2)	-	-	-16,766
Real Fundo de Investimento Multimercado Santillana Credito Privado (2)	-	-	(1,543,752)
Banco Santander, S.A. - Uruguay (2)	-	-	-1,466
Banco RCI Brasil S.A.	-	-47,423	-
Customer deposits	-	-9,798	-222,473
ISBAN Brasil S.A.	-	-	-20,893
Santander Securities Services Brasil Participações S.A. (2)	-	-	-71,947
Produban Serviços de Informática S.A. (2)	-	-	-34,410
Zurich Santander Brasil Seguros e Previdência S.A. (1)	-	-	-55,935
Santander Brasil Gestão de Recursos Ltda.	-	-	-32,334
Webmotors S.A.	-	-9,798	-
Others	-	-	-6,954
Other financial liabilities - Dividends and interest on capital Payable	-3,992,820	-	-1,132
Banco Santander - Spain	(620,264)	-	-
Grupo Empresarial Santander, S.L. (1)	-1,264,470	-	-
Sterrebeeck B.V. (1)	-2,108,086	-	-
Banco Madesant	-	-	-1,132
Other Payables	(2,050)	-	-22,014
Banco Santander, S.A. - Spain	(2,050)	-	-
Santander Brasil Asset (2)	-	-	(69)
ISBAN Brasil S.A. (2)	-	-	237
Produban Servicios Informáticos Generales, S.L. (Produban Espanha) (2)	-	-	(905)
Santander Securities Services Brasil DTVM S.A.	-	-	6,762
Zurich Santander Brasil Seguros e Previdência S.A.	-	-	-27,748
Others	-	-	(291)
Debt Instruments Eligible to Compose Capital (7)	-7,977,576	-	-
Banco Santander - Spain	-7,977,576	-	-

Thousand of Reais	2016
	Parent (1)	Joint-controlled	Other Related-Party (2)
		companies

Assets	10,919,116	794,800	556,778
Financial assets for trading - Derivatives net	(184,304)	-	-400,570
Banco Santander, S.A. - Spain	(184,304)	-	-
Abbey National Treasury Services Plc (2)	-	-	-91,828
Real Fundo de Investimento Multimercado Santillana Credito Privado (2)	-	-	-308,742
Loans and other values with credit institutions - Cash and overnight operations in foreign currency	10,900,941	-	94,530
Banco Santander, S.A. - Spain (3) (5)	10,900,941	-	-
Banco Santander Totta, S.A. (2)	-	-	1,261
Abbey National Treasury Services Plc (2)	-	-	92,118
Bank Zachodni (2)	-	-	117
Banco Santander, S.A. - Mexico (2)	-	-	1,034
Loans and advances to customers	-	136,354	862,818
Zurich Santander Brasil Seguros e Previdência S.A.	-	-	862,553
Webmotors S.A.	-	136,354	-
Santander Brasil Gestão de Recursos Ltda.	-	-	265
Loans and other values with credit institutions (1)	25,546	656,806	-
Banco Santander - Spain	25,546	-	-
Banco RCI Brasil S.A.	-	656,806	-
Other Assets	176,933	1,640	-
Banco Santander - Spain	176,933	-	-
Banco RCI Brasil S.A.	-	1,640	-

Liabilities	-11,984,199	-106,527	(1,222,556)
Deposits of Brazil Central Bank and deposits of credit institutions	(327,466)	-40,202	-980,702
Banco Santander, S.A. - Spain (4)	(327,466)	-	-
Santander Securities Services Brasil DTVM S.A.	-	-	-208,059
Santander Brasil Asset	-	-	-12,079
Real Fundo de Investimento Multimercado Santillana Credito Privado (2)	-	-	-757,874
Banco Santander, S.A. - Uruguay (2)	-	-	-2,158
Banco RCI Brasil S.A.	-	-40,202	-
Others	-	-	(532)
Customer deposits	-	-66,325	-189,794
ISBAN Brasil S.A. (2)	-	-	-22,232
Santander Securities Services Brasil Participações S.A. (2)	-	-	-52,484
Produban Serviços de Informática S.A. (2)	-	-	-19,653
Zurich Santander Brasil Seguros e Previdência S.A.	-	-	-44,840
Santander Brasil Gestão de Recursos Ltda	-	-	-39,361
Webmotors S.A.	-	-66,325	-
Others	-	-	-11,224
Other financial liabilities - Dividends and interest on capital Payable	-3,794,130	-	-16,494
Banco Santander - Spain	(589,227)	-	-
Grupo Empresarial Santander, S.L. (1)(2)	-1,201,612	-	-
Sterrebeeck B.V. (1)	-2,003,291	-	-
Banco Madesant	-	-	-1,075
Santusa Holding, S.L. (2)	-	-	-15,419
Other Payables	(2,954)	-	-35,566
Banco Santander - Spain	(2,954)	-	-
Santander Brasil Asset	-	-	(70)
ISBAN Brasil S.A. (2)	-	-	(339)
Santander Securities Services Brasil Participações S.A. (2)	-	-	-4,430
Zurich Santander Brasil Seguros e Previdência S.A.	-	-	-30,684
Others	-	-	(43)
Debt Instruments Eligible to Compose Capital	-7,859,649	-	-
Banco Santander - Spain	-7,859,649	-	-

Thousand of Reais	2015
	Parent (1)	Joint-controlled	Other Related-Party (2)
		companies

Assets	23,245,276	954,190	805,572
Financial assets for trading - Derivatives net	(265,491)	-	-536,215
Banco Santander, S.A. - Spain	(265,491)	-	-
Abbey National Treasury Services Plc (2)	-	-	-156,976
Real Fundo de Investimento Multimercado Santillana Credito Privado	-	-	-379,239
Loans and other values with credit institutions - Cash and overnight operations in foreign currency	23,248,821	-	136,634
Banco Santander, S.A. - Spain (3) (5)	23,248,821	-	-
Banco Santander Totta, S.A.	-	-	1,303
Abbey National Treasury Services Plc	-	-	135,165
Bank Zachodni	-	-	101
Banco Santander, S.A. - México	-	-	65
Loans and advances to customers	-	11,112	1,205,153
Zurich Santander Brasil Seguros e Previdência S.A.	-	-	753,581
Webmotors S.A.	-	11,112	-
Santander Brasil Gestão de Recursos Ltda	-	-	186
BW Guirapá	-	-	451,386
Loans and other values with credit institutions (1)	26,414	940,236	-
Banco Santander - Spain	26,414	-	-
Companhia de Crédito, Financiamento e Investimento RCI Brasil (7)	-	939,861	-
Banco RCI Brasil S.A. (7)	-	375	-
Other Assets	235,532	2,842	-
Banco Santander - Spain	235,532	-	-
Companhia de Crédito, Financiamento e Investimento RCI Brasil (7)	-	2,276	-
Banco RCI Brasil S.A. (7)	-	566	-

Liabilities	-12,155,786	-255,330	-937,572
Deposits of Brazil Central Bank and deposits of credit institutions	(219,037)	-37,796	-650,620
Banco Santander, S.A. - Spain (4)	(219,037)	-	-
Companhia de Crédito, Financiamento e Investimento RCI Brasil (7)	-	-31,656	-
Santander Brasil Asset	-	-	-12,360
Real Fundo de Investimento Multimercado Santillana Credito Privado	-	-	-616,399
Banco Santander, S.A. - Uruguay	-	-	-20,533
Banco RCI Brasil S.A. (7)	-	-6,140	-
Others	-	-	-1,328
Marketable debt securities	(12,416)	-	-
Banco Santander, S.A. - Spain (6)	(12,416)	-	-
Customer deposits	-	-217,534	-285,870
ISBAN Brasil S.A.	-	-	-43,842
Santander Securities Services Brasil Participações S.A. (2)	-	-	(679)
Produban Serviços de Informática S.A.	-	-	-29,993
Zurich Santander Brasil Seguros e Previdência S.A.	-	-	-109,506
Santander Brasil Gestão de Recursos Ltda	-	-	-72,182
Webmotors S.A.	-	-217,534	-
Others	-	-	-29,668
Other financial liabilities - Dividends and interest on capital Payable	-2,488,510	-	(705)
Banco Santander, S.A. - Spain	(385,067)	-	-
Grupo Empresarial Santander, S.L. (1)	(788,119)	-	-
Santander Insurance Holding, S.L.	(1,398)	-	-
Sterrebeeck B.V. (1)	-1,313,926	-	-
Banco Madesant	-	-	(705)
Other Payables	-	-	(377)
Santander Brasil Asset	-	-	(68)
ISBAN Brasil S.A.	-	-	(309)
Debt Instruments Eligible to Compose Capital	-9,435,823	-	-
Banco Santander - Spain (7)	-9,435,823	-	-

(*) All loans and other amounts with related parties were made in the ordinary course of business and on sustainable basis, including interest rates and collateral and did not involve more than the normal risk of collectability or present other unfavorable features.

Principal transactions and balances - Income

(8) In February, 2016 the Cia de Crédito, Financiamento e Investimentos Renault was acquired by Banco RCI Brasil.

Thousand of Reais	2017
	Parent (1)	Joint-controlled	Other Related-Party (2)
		companies

Income	389,663	126,781	1,210,444
Interest and similar income - Loans and amounts due from credit institutions	87,217	87,381	1,417
Banco Santander, S.A. - Spain	87,217	-	-
Banco RCI Brasil S.A. (6)	-	87,381	-
Abbey National Treasury Services Plc	-	-	879
Cibrasec	-	-	538
Interest expense and similar charges - Customer deposits	-	-4,486	-41,026
ISBAN Brasil S.A.	-	-	-2,145
Santander Securities Services Brasil Participações S.A.	-	-	-6,190
Santander Brasil Gestão de Recursos Ltda	-	-	-6,636
Santander Securities Services Brasil DTVM S.A.	-	-	-24,344
Santander Cultural	-	-	(69)
Webmotors S.A.	-	-4,486	-
Produban Serviços de Informática S.A.	-	-	-1,547
Others	-	-	(95)
Interest expense and similar charges - Deposits from credit institutions	(13,038)	-3,026	-113,569
Banco Santander, S.A. - Spain	(13,038)	-	-
Banco RCI Brasil S.A. (6)	-	-3,026	-
SAM Brasil Participações	-	-	(95)
Real Fundo de Investimento Multimercado Santillana Credito Privado	-	-	-112,211
Santander Asset Management, S.A. SGIIC.	-	-	-1,263
Fee and commission income (expense)	(5,099)	14,999	2,453,179
Banco Santander, S.A. - Spain	(5,099)	-	-
Banco RCI Brasil S.A. (6)	-	14,996	-
Banco Santander International	-	-	20,480
Webmotors S.A.	-	3	-
Zurich Santander Brasil Seguros S.A.	-	-	295,508
Zurich Santander Brasil Seguros e Previdência S.A.	-	-	2,134,755
Others	-	-	2,436
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	592,919	31,913	-39,534
Banco Santander, S.A. - Spain	592,919	-	-
Real Fundo de Investimento Multimercado Santillana Credito Privado	-	-	-79,480
Abbey National Treasury Services Plc	-	-	23,843
Banco RCI Brasil S.A. (6)	-	31,913	-
Santander Securities Services Brasil DTVM S.A. (2)	-	-	-26,102
Santander Investment Securities Inc.	-	-	-13,492
Zurich Santander Brasil Seguros e Previdência S.A.	-	-	52,981
Zurich Santander Brasil Seguros S.A.	-	-	1,788
Others	-	-	928
Administrative expenses and Amortization	(50,271)	-	(1,028,750)
Banco Santander, S.A. - Spain	(50,271)	-	-
ISBAN Brasil S.A.	-	-	-337,161
Produban Serviços de Informática S.A.	-	-	-242,191
ISBAN Chile S.A.	-	-	(23)
Aquanima Brasil Ltda.	-	-	-25,638
TECBAN - Tecnologia Bancaria Brasil	-	-	-262,046
Produban Servicios Informaticos Generales, S.L.	-	-	-46,494
Ingeniería de Software Bancario, S.L.	-	-	-70,385
Santander Securities Services Brasil Participações S.A. (2)	-	-	-42,603
Others	-	-	-2,209
Others Administrative expenses - Donation	-	-	-21,273
Santander Cultural	-	-	-3,513
Fundacao Santander	-	-	-1,837
Instituto Escola Brasil	-	-	(873)
Fundação Sudameris	-	-	-15,050
Debt Instruments Eligible to Compose Capital	(222,065)	-	-
Banco Santander Espanha	(222,065)	-	-

Thousand of Reais	2016
	Parent (1)	Joint-controlled	Other Related-Party (2)
		companies

Income	(798,022)	136,111	1,197,489
Interest and similar income - Loans and amounts due from credit institutions	39,677	114,909	396
Banco Santander, S.A. - Spain	39,677	-	-
Companhia de Crédito, Financiamento e Investimento RCI Brasil (6)	-	114,909	-
Abbey National Treasury Services Plc	-	-	396
Interest expense and similar charges - Customer deposits	(4,192)	-26,996	-49,420
ISBAN Brasil S.A.	-	-	-3,560
Banco Santander, S.A. - Spain	(4,192)	-	-
Santander Brasil Gestão de Recursos Ltda	-	-	-12,417
Santander Cultural	-	-	(11)
Real Fundo de Investimento Multimercado Santillana Credito Privado	-	-	-31,097
Webmotors S.A.	-	-26,996	-
Produban Serviços de Informática S.A.	-	-	-2,117
Others	-	-	(218)
Interest expense and similar charges - Deposits from credit institutions	-512	-10,959	-115,458
Banco Santander, S.A. - Spain	-512	-	-
Banco RCI Brasil S.A. (6)	-	-10,959	-
Santander Securities Services Brasil DTVM S.A.	-	-	-20,979
SAM Brasil Participações	-	-	(133)
Real Fundo de Investimento Multimercado Santillana Credito Privado	-	-	-88,467
Santander Securities Services Brasil Participações S.A. (2)	-	-	-4,119
Santander Asset Management, S.A. SGIIC.	-	-	-1,760
Fee and commission income (expense)	5,334	20,133	1,955,255
Banco Santander, S.A. - Spain	5,334	-	-
Banco RCI Brasil S.A. (Current Company Name of Social da RCI Brasil Leasing) (6)	-	19,211	-
Banco Santander International	-	-	20,959
Santander Securities Services Brasil DTVM S.A.	-	-	1,896
Webmotors S.A.	-	922	-
Zurich Santander Brasil Seguros S.A.	-	-	218,773
Zurich Santander Brasil Seguros e Previdência S.A.	-	-	1,711,138
Others	-	-	2,489
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	(613,168)	39,024	267,983
Banco Santander, S.A. - Spain	(613,168)	-	-
Real Fundo de Investimento Multimercado Santillana Credito Privado	-	-	257,475
Abbey National Treasury Services Plc	-	-	38,274
Banco RCI Brasil S.A. (Current Company Name of RCI Brasil Leasing) (6)	-	39,024	-
Santander Securities Services Brasil DTVM S.A.	-	-	-16,038
Santander Investment Securities Inc.	-	-	-15,115
Others	-	-	3,387
Administrative expenses and Amortization	-	-	-840,739
ISBAN Brasil S.A.	-	-	-290,430
Produban Serviços de Informática S.A.	-	-	-209,253
ISBAN Chile S.A.	-	-	(26)
Aquanima Brasil Ltda.	-	-	-24,557
TECBAN - Tecnologia Bancaria Brasil	-	-	-213,194
Produban Servicios Informaticos Generales, S.L.	-	-	-21,525
Ingeniería de Software Bancario, S.L.	-	-	-42,519
Santander Securities Services Brasil DTVM S.A.	-		-35,882
Others	-	-	-3,353
Others Administrative expenses - Donation	-	-	-20,528
Santander Cultural	-	-	-2,737
Fundacao Santander	-	-	-3,452
Instituto Escola Brasil	-	-	(939)
Fundação Sudameris	-	-	-13,400
Debt Instruments Eligible to Compose Capital	(225,161)	-	-
Banco Santander Espanha	(225,161)	-	-

Thousand of Reais	2015
	Parent (1)	Joint-controlled	Other Related-Party (2)
		companies

Income	(761,189)	189,182	2,504,302
Interest and similar income - Loans and amounts due from credit institutions	31,930	163,684	104
Banco Santander, S.A. - Spain	31,930	-	-
Companhia de Crédito, Financiamento e Investimento RCI Brasil (6)	-	163,684	-
Abbey National Treasury Services Plc	-	-	104
Interest expense and similar charges - Customer deposits	-	-25,330	-28,508
ISBAN Brasil S.A.	-	-	-7,841
Santander Brasil Gestão de Recursos Ltda	-	-	-14,302
Webmotors S.A.	-	-25,330	-
Produban Serviços de Informática S.A.	-	-	-3,752
Others	-	-	-2,613
Interest expense and similar charges - Deposits from credit institutions	-311	-1,447	-89,636
Banco Santander, S.A. - Spain	-311	-	-
Banco RCI Brasil S.A. (Current Company Name of RCI Brasil Leasing) (6)	-	-1,447	-
Real Fundo de Investimento Multimercado Santillana Credito Privado	-	-	-15,584
Santander Securities	-	-	-71,939
Santander Asset Management, S.A. SGIIC.	-	-	-2,113
Fee and commission income (expense)	(8,022)	21,376	1,883,916
Companhia de Crédito, Financiamento e Investimento RCI Brasil (6)	(8,022)	-	-
Banco RCI Brasil S.A. (6)	-	3,863	-
Banco Santander, S.A. - Spain	-	16,579	-
Webmotors S.A.	-	-	8,804
Zurich Santander Brasil Seguros S.A.	-	934	-
Zurich Santander Brasil Seguros e Previdência S.A.	-	-	248,824
Others	-	-	1,626,288
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	(406,523)	30,899	953,678
Banco Santander, S.A. - Spain	(406,523)	-	-
Santander Benelux, S.A., N.V.	-	-	424,182
Real Fundo de Investimento Multimercado Santillana Credito Privado	-	-	602,557
Abbey National Treasury Services Plc	-	-	-88,881
Companhia de Crédito, Financiamento e Investimento RCI Brasil (6)	-	30,899	-
Others	-	-	15,820
Administrative expenses and Amortization	-	-	-982,135
ISBAN Brasil S.A.	-	-	-406,662
Produban Serviços de Informática S.A.	-	-	-205,137
ISBAN Chile S.A.	-	-	-1,024
Aquanima Brasil Ltda.	-	-	-24,075
TECBAN - Tecnologia Bancaria Brasil	-	-	-160,563
Produban Servicios Informaticos Generales, S.L.	-	-	-22,834
Konecta Brazil Outsourcing Ltda	-	-	-98,492
Ingeniería de Software Bancario, S.L.	-	-	-57,293
Others	-	-	-6,055
Others Administrative expenses - Donation	-	-	-18,071
Santander Cultural	-	-	-3,231
Fundacao Santander	-	-	-3,500
Instituto Escola Brasil	-	-	-1,140
Fundação Sudameris	-	-	-10,200
Debt Instruments Eligible to Compose Capital	(378,263)	-	-
Banco Santander, S.A. - Spain (2)(8)	(378,263)	-	-
Resultado na alienação de ativos não correntes mantidos para venda não classificados como operações descontinuadas	-	-	784,954
Capital Riesgo Global (3)	-	-	34,404
Santander Securities Services Brasil Participações S.A. (5)	-	-	750,550

(1) Banco Santander (Brasil) S.A. is indirectly controlled by Banco Santander Spain, through its subsidiary Grupo Empresarial Santander, S.L. and Sterrebeeck B.V.

(2) Refers to the Company's subsidiaries (Banco Santander, S.A .- Spain).

(3) Refers the profit on disposal of the company MS Participações.

(4) Refers the profit on disposal of the company Santander Brasil Asset Management.

(5) Refers the profit on disposal of the company Santander Securities Services Brasil DTVM S.A.

(6) In February, 2016 the Cia de Crédito, Financiamento e Investimentos Renault was acquired by Banco RCI Brasil.